Summary of Results of Discontinued Operation and Related Assets and Liabilities Distributed (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Jun. 30, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Product revenue	$ 169.3	$ 288.7
Costs	(185.8)	(314.4)
Loss before tax	(16.5)	(25.7)
Tax	4.8	(3.0)
Net loss	(11.7)	(28.7)
Property, plant and equipment	2,449.6
Goodwill	1,278.4
Non-current assets-other	10.0
Current assets	93.2
Current liabilities	(864.8)
Long-term liabilities	(16.6)
Net carrying value	2,949.7
Net asset value distributed	(2,949.7)
Profit on distribution	$ 0	$ 0